Supplemental Cash Flow Information - Summary of Change in Non-Cash Working Capital (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Change in non-cash working capital
Accounts receivable	$ (40,204)	$ 4,389
Accounts payable and accrued liabilities	8,962	(11)
Other	832	48
Total change in non-cash working capital	$ (30,410)	$ 4,426